Related Party Transaction	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transaction
4.	Related party transaction

The Group entered into the following related party transaction.

Name of party	Relationship

Shenzhen Meten International Education Company Limited ( "Shenzhen Meten")	Entity in immediate family

(a)	Transaction with the related party

For the Period from September 27, 2019 (Inception) to December 31, 2019
US$

Advances from the related party
- Shenzhen Meten	5,142
Total	5,142

(b)	Balances with the related party

As of December 31, 2019
US$

Amounts due to the related party
- Shenzhen Meten	5,142
Total	5,142

The $ 5,142 amounts due to a related party were for the payment for the registration fee and agency fee in relation to the incorporation of the Company.